EARNINGS PER SHARE (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	142,517,623	71,934,546
Nonvested shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	3,354,015	2,232,348